Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

	2018		2017		2016
Current tax expense:
Current year	Ps.	4,763	Ps.	6,108	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		1,579		(1,859)		(2,812)
(Benefit) utilization of tax losses recognized		(1,082)		(65)		(1,834)
Total deferred tax expense		497		(1,924)		(4,646)

Total income tax expense in consolidated net income	Ps.	5,260	Ps.	4,184	Ps.	3,928

2018	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,545	Ps.	1,218	Ps.	4,763

Deferred tax expense:
Origination and reversal of temporary differences		(283)		1,862		1,579
(Benefit) utilization of tax losses recognized		(679)		(403)		(1,082)

Total deferred tax (benefit)		(962)		1,459		497

Total income tax expense in consolidated net income	Ps.	2,583	Ps.	2,677	Ps.	5,260

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,234	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		(61)		(1,859)
(Benefit) utilization of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(305)		(1,924)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	1,929	Ps.	4,184

2016	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	4,035	Ps.	4,539	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		(1,117)		(1,695)		(2,812)
(Benefit) utilization of tax losses recognized		(1,285)		(549)		(1,834)

Total deferred tax (benefit)		(2,402)		(2,244)		(4,646)

Total income tax expense in consolidated net income	Ps.	1,633	Ps.	2,295	Ps.	3,928

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2018		2017		2016
Unrealized (gain) loss on cash flow hedges	Ps.	(208)	Ps.	(160)	Ps.	324
Remeasurements of the net defined benefit liability		152		(61)		12

Total income tax recognized in OCI	Ps.	(56)	Ps.	(221)	Ps.	336

Schedule of Deferred Tax related to Other Comprehensive Income

Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year- end:	2018		2017		2016
Unrealized loss (gain) on derivative financial instruments	Ps.	(128)	Ps.	59	Ps.	227

Comprehensive income to be reclassified to profit or loss in subsequent periods		(128)		59		227

Re-measurements of the net defined benefit liability		(56)		(199)		(143)

Balance of income tax in AOCI	Ps.	(184)	Ps.	(140)	Ps.	84

Schedule of Domestic Tax Rate

A reconciliation between tax expense and income (loss) before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.50)	3.16	1.33
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	(0.96)	4.26	(2.20)
Annual inflation tax adjustment	(0.32)	(3.65)	0.15
Non-deductible expenses	2.43	(5.54)	2.38
Non-taxable income	(0.78)	1.17	(0.90)
Income taxed at a rate other than the Mexican statutory rate	1.69	(2.54)	2.06
Effect of restatement of tax values	(3.38)	5.53	(2.29)
Effect of change in statutory rate	(0.38)	0.20	—
Effect of changes in Venezuelan Tax Law	—	—	7.74
Income tax credits	(0.13)	9.68	(7.84)
Effect Venezuela (Note 3.3)	—	(75.56)	—
Tax Loss	1.04	(6.00)	—
Other	1.89	2.12	(2.98)
	30.60%	(37.17)%	27.45%

Schedule of Deferred Income Tax

An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
Consolidated Statement of Financial Position	2018		2017		2018		2017		2016
Allowance for doubtful accounts	Ps.	(33)	Ps.	(119)	Ps.	76	Ps.	16	Ps.	(8)
Inventories		(32)		(4)		(33)		(60)		(163)
Prepaid expenses		3		17		(19)		5		(71)
Property, plant and equipment, net (1)		(1,051)		(244)		(392)		(1,783)		1,439
Other assets		38		(569)		74		(166)		167
Finite useful lived intangible assets		225		820		182		761		(289)
Indefinite lived intangible assets		1,081		2,143		31		743		5,280
Post-employment and other non-current employee benefits		(457)		(474)		(114)		(56)		(1)
Derivative financial instruments		3		42		(39)		(44)		62
Contingencies		(2,209)		(2,629)		1,146		(886)		(96)
Employee profit sharing payable		(184)		(159)		—		6		(14)
Tax loss carryforwards		(8,358)		(8,088)		(1,082)		(13)		(1,834)
Tax credits to recover (2)		(1,855)		(2,308)		(109)		(1,159)		(1,150)
Cumulative other comprehensive income		(184)		(141)		(54)		(224)		—
Liabilities of amortization of goodwill of business acquisition		7,299		5,527		1,125		(554)		(1,876)

Other liabilities		132		(112)		(295)		1,490		(6,092)

Deferred tax (income)					Ps.	497	Ps.	(1,924)	Ps.	(4,646)

Deferred tax, asset	Ps.	(8,438)	Ps.	(8,012)
Deferred tax, liability		2,856		1,714

Deferred income taxes, net	Ps.	(5,582)	Ps.	(6,298)

(1)

As a result of the change of Venezuelan tax regulations, on December 31, 2016 the Company recognized a deferred tax liability for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year. Such amount was derecognized during 2017 as a result of the deconsolidation of Venezuela.

(2)

Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and Non-RelatedParties.

Schedule of Changes in Net Deferred Income Tax Asset

The changes in the balance of the net deferred income tax liability are as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	(6,298)	Ps.	(4,776)	Ps.	(2,975)
Deferred tax provision for the period		497		(1,763)		(4,381)
Change in the statutory rate		63		—		—
Acquisition of subsidiaries, see Note 4		(413)		(563)		150
Venezuela effect		—		261		—
Effects in equity:
Unrealized loss (gain) on derivative financial instruments		(21)		(160)		324
Cumulative translation adjustment		31		221		1,766
Remeasurements of the net defined benefit liability		152		(61)		12
Inflation adjustment		20		543		328
Philippines disposal		387		—		—

Balance at end of the period	Ps.	(5,582)	Ps.	(6,298)	Ps.	(4,776)

Schedule of Tax Loss Carryforwards

The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss Carryforwards
2022	Ps.	—
2023		—
2024		631
2025		3,707
2026		4,448
2027 and thereafter		2,227
No expiration (Brazil)		14,866

	Ps.	25,879

Summary of Changes in Balance of Tax Loss Carryforwards

The changes in the balance of tax loss carryforwards are as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	24,817	Ps.	24,791	Ps.	14,900
Increase (see sources above)		3,398		3,334		5,616
Usage of tax losses		(352)		(2,723)		(4)
Effect of foreign currency exchange rates		(1,984)		(585)		4,279

Balance at end of the period	Ps.	25,879	Ps.	24,817	Ps.	24,791